Investment in Joint Ventures - Schedule of Carrying Amount of the Company’s Interest in Promedical S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of the Company’s Interest in Promedical S.A [Line Items]
Net assets of Promedical S,A,	$ 2,458	$ 3,173
Proportion of the Group’s ownership interest in Promedical S,A,	1,229	1,587
Unrealized gains on upstream and downstream transactions with equity-method investees	306	441
Carrying amount of the Group’s interest in Promedical S,A,	$ 1,535	$ 2,028
Promedical S.A [Member]
Schedule of Carrying Amount of the Company’s Interest in Promedical S.A [Line Items]
Promedical S.A.	50.00%	50.00%